WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 54.4%
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.4%
AT&T Inc., Senior Notes	0.900%	3/25/24	$2,970,000	$2,889,170
NTT Finance Corp., Senior Notes	0.583%	3/1/24	1,360,000	1,325,363	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	780,000	758,924
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	710,000	644,280
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	444,386

Total Diversified Telecommunication Services				6,062,123

Entertainment - 0.6%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	1,440,000	1,394,114
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	230,000	230,373
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	910,000	853,809

Total Entertainment				2,478,296

Media - 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	658,697	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital, Senior Secured Notes (3 mo. Term SOFR + 1.912%)	7.284%	2/1/24	2,710,000	2,721,299	(b)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,820,000	2,771,648
Comcast Corp., Senior Notes	3.950%	10/15/25	1,230,000	1,198,441
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	109,827	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	1,250,000	1,240,342

Total Media				8,700,254

Wireless Telecommunication Services - 1.0%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	507,524
Sprint LLC, Senior Notes	7.125%	6/15/24	1,150,000	1,160,157
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	2,630,000	2,543,957
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	90,000	80,761

Total Wireless Telecommunication Services				4,292,399

TOTAL COMMUNICATION SERVICES				21,533,072

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 1.8%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	1,310,000	1,275,562
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	1,800,000	1,679,760
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	610,000	572,950

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	1

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	$910,000	$859,981
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,400,000	1,243,473
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,100,000	980,966	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	600,000	599,467	(a)
Toyota Motor Credit Corp., Senior Notes	0.450%	1/11/24	200,000	196,502

Total Automobiles				7,408,661

Broadline Retail - 0.4%
eBay Inc., Senior Notes	1.400%	5/10/26	690,000	622,318
Prosus NV, Senior Notes	3.257%	1/19/27	1,120,000	1,006,497	(a)

Total Broadline Retail				1,628,815

Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,660,000	2,513,680
Sands China Ltd., Senior Notes	2.800%	3/8/27	330,000	287,626
Sands China Ltd., Senior Notes	3.350%	3/8/29	220,000	183,519

Total Hotels, Restaurants & Leisure				2,984,825

Household Durables - 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	130,000	125,385

Specialty Retail - 0.3%
AutoZone Inc., Senior Notes	5.050%	7/15/26	1,080,000	1,072,528
Home Depot Inc., Senior Notes	2.875%	4/15/27	310,000	291,118

Total Specialty Retail				1,363,646

TOTAL CONSUMER DISCRETIONARY				13,511,332

CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. Term SOFR + 1.002%)	6.301%	1/12/24	1,495,000	1,495,585	(b)

Personal Care Products - 0.5%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,130,000	1,087,513
Kenvue Inc., Senior Notes	5.350%	3/22/26	940,000	945,124	(a)

Total Personal Care Products				2,032,637

Tobacco - 0.7%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,010,000	956,845
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,550,000	1,437,992
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	650,000	588,873

Total Tobacco				2,983,710

TOTAL CONSUMER STAPLES				6,511,932

See Notes to Schedule of Investments.

2	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Chevron USA Inc., Senior Notes	0.687%	8/12/25	$120,000	$110,507
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	660,000	666,636	(a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	116,114	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,650,000	2,665,488
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,900,000	2,729,374
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	30,000	27,656	(b)(c)
Energy Transfer LP, Senior Notes	4.500%	4/15/24	730,000	723,142
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,160,000	1,136,379
Energy Transfer LP, Senior Notes	5.550%	2/15/28	630,000	628,355
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	650,000	632,629
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,850,000	2,750,043
EOG Resources Inc., Senior Notes	4.150%	1/15/26	1,880,000	1,841,555
EQT Corp., Senior Notes	3.125%	5/15/26	1,620,000	1,507,755	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	560,000	523,428
EQT Corp., Senior Notes	5.000%	1/15/29	40,000	37,984
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,510,000	1,477,163
MPLX LP, Senior Notes	4.875%	6/1/25	50,000	49,218
MPLX LP, Senior Notes	1.750%	3/1/26	1,150,000	1,047,812
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	667,716
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	153,217
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,400,000	1,397,413
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,160,000	1,052,265
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,140,000	1,050,909	(a)
Shell International Finance BV, Senior Notes (3 mo. Term SOFR + 0.662%)	6.031%	11/13/23	850,000	850,923	(b)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	1,600,000	1,584,818
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,780,000	1,861,336
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	190,000	183,522
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,620,000	1,568,284
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	960,000	957,047

TOTAL ENERGY				29,998,688

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	3

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 23.1%
Banks - 14.8%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	$1,600,000	$1,501,729	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	3,640,000	3,351,482	(b)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	1,760,000	1,735,131	(b)
Bank of America Corp., Subordinated Notes (3 mo. USD LIBOR + 0.760%)	6.312%	9/15/26	200,000	197,134	(b)
Bank of Montreal, Senior Notes	0.625%	7/9/24	1,650,000	1,579,870
Bank of Montreal, Senior Notes	1.850%	5/1/25	650,000	611,021
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	697,120
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,000,000	2,804,247	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. Term SOFR + 2.497%)	4.705%	1/10/25	400,000	397,841	(a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	650,000	637,191	(a)(b)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	400,000	386,150	(b)(c)
Citigroup Inc., Senior Notes (0.776% to 10/30/23 then SOFR + 0.686%)	0.776%	10/30/24	2,170,000	2,150,445	(b)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	2,780,000	2,685,658	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	1,570,000	1,503,322	(b)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,250,000	1,201,310	(b)
Cooperatieve Rabobank UA, Senior Notes	2.625%	7/22/24	320,000	311,257	(a)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	511,074	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	900,000	838,256	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	3,380,000	3,327,312	(a)(b)

See Notes to Schedule of Investments.

4	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	$1,230,000	$1,092,162	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	490,000	471,103	(b)
JPMorgan Chase & Co., Senior Notes (0.824% to 6/1/24 then 3 mo. Term SOFR + 0.540%)	0.824%	6/1/25	2,290,000	2,199,761	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	2,270,000	2,136,069	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. Term SOFR + 1.112%)	6.393%	1/10/25	1,690,000	1,693,378	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	2,980,000	2,964,830	(b)
KeyBank NA, Senior Notes (SOFR + 0.340%)	5.602%	1/3/24	1,720,000	1,712,540	(b)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	250,000	245,298	(b)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then 3 mo. Term SOFR + 0.872%)	0.849%	9/8/24	400,000	399,864	(b)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	2,680,000	2,582,745	(a)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	610,000	609,659	(b)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	1,230,000	1,190,557
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,530,000	2,252,301
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	800,000	704,678	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	200,000	196,273
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. Term SOFR + 1.062%)	6.372%	10/16/23	1,200,000	1,200,638	(b)
Swedbank AB, Senior Notes	3.356%	4/4/25	1,960,000	1,888,578	(a)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	2,800,000	2,498,089
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	240,000	239,940	(b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	150,000	133,942	(b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	260,000	259,541	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	5

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	$4,850,000	$4,563,569	(b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	2,770,000	2,679,213	(b)
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,160,000	1,941,150

Total Banks				62,283,428

Capital Markets - 7.0%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	1,010,000	974,116
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	450,000	423,077
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,880,000	1,830,828
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,360,000	1,211,386
Credit Suisse AG, Senior Notes	0.495%	2/2/24	570,000	556,222
Credit Suisse AG, Senior Notes	4.750%	8/9/24	250,000	246,610
Credit Suisse AG, Senior Notes	7.950%	1/9/25	300,000	306,050
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,310,000	1,297,291
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	144,813
Goldman Sachs Group Inc., Senior Notes (0.657% to 9/10/23 then SOFR + 0.505%)	0.657%	9/10/24	3,000,000	2,997,664	(b)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	4,060,000	3,768,964	(b)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	7,830,000	7,027,684	(b)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	2,080,000	2,048,741	(b)
Morgan Stanley, Senior Notes (SOFR + 0.455%)	5.785%	1/25/24	2,360,000	2,359,816	(b)
UBS AG, Senior Notes	1.250%	6/1/26	800,000	718,657	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	600,000	579,145	(a)
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	650,000	571,895	(a)(b)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,390,000	2,227,461	(a)(b)

Total Capital Markets				29,290,420

Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	300,000	298,562
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,120,000	1,008,354
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,500,000	1,342,432	(a)

See Notes to Schedule of Investments.

6	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Services - (continued)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	$500,000	$470,577	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	1,190,000	1,115,659
USAA Capital Corp., Senior Notes	0.500%	5/1/24	750,000	724,348	(a)

Total Financial Services				4,959,932

Insurance - 0.1%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	180,632
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	360,172	(a)

Total Insurance				540,804

TOTAL FINANCIALS				97,074,584

HEALTH CARE - 4.3%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,950,000	1,882,260
AbbVie Inc., Senior Notes	3.800%	3/15/25	300,000	292,297
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	680,000	672,155

Total Biotechnology				2,846,712

Health Care Equipment & Supplies - 0.0%††
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	186,000	182,537

Health Care Providers & Services - 2.6%
Centene Corp., Senior Notes	4.250%	12/15/27	400,000	374,555
Centene Corp., Senior Notes	4.625%	12/15/29	110,000	101,249
Cigna Group., Senior Notes	3.500%	6/15/24	1,180,000	1,160,473
CVS Health Corp., Senior Notes	2.625%	8/15/24	2,440,000	2,367,930
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,620,000	2,543,025
CVS Health Corp., Senior Notes	3.000%	8/15/26	250,000	234,304
Humana Inc., Senior Notes	4.500%	4/1/25	300,000	295,747
Humana Inc., Senior Notes	1.350%	2/3/27	1,890,000	1,663,168
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	1,210,000	1,168,881
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	800,000	769,478

Total Health Care Providers & Services				10,678,810

Pharmaceuticals - 1.0%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	1,370,000	1,237,116
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,080,000	2,881,836
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	194,456

Total Pharmaceuticals				4,313,408

TOTAL HEALTH CARE				18,021,467

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	7

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 4.5%
Aerospace & Defense - 2.0%
Boeing Co., Senior Notes	1.433%	2/4/24	$3,290,000	$3,227,025
Boeing Co., Senior Notes	4.875%	5/1/25	850,000	838,705
Boeing Co., Senior Notes	2.750%	2/1/26	2,540,000	2,385,161
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,010,000	979,264
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,030,000	930,865
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	154,690

Total Aerospace & Defense				8,515,710

Commercial Services & Supplies - 0.0%††
Republic Services Inc., Senior Notes	2.500%	8/15/24	200,000	193,982

Ground Transportation - 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,200,000	1,079,107

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.000%	2/14/25	400,000	380,165

Machinery - 0.7%
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,040,000	935,603
John Deere Capital Corp., Senior Notes	4.950%	7/14/28	1,050,000	1,054,210
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	710,000	642,481
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	98,855	(a)

Total Machinery				2,731,149

Passenger Airlines - 0.8%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	540,000	556,128
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	414,000	414,861	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,670,000	2,518,950	(a)

Total Passenger Airlines				3,489,939

Trading Companies & Distributors - 0.6%
Air Lease Corp., Senior Notes	0.700%	2/15/24	250,000	244,027
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,180,000	1,951,847
Air Lease Corp., Senior Notes	5.300%	2/1/28	290,000	285,073

Total Trading Companies & Distributors				2,480,947

TOTAL INDUSTRIALS				18,870,999

INFORMATION TECHNOLOGY - 2.5%
Electronic Equipment, Instruments & Components - 0.3%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,380,000	1,240,694

Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	300,000	297,465
Broadcom Inc., Senior Notes	3.150%	11/15/25	1,290,000	1,228,335

See Notes to Schedule of Investments.

8	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Intel Corp., Senior Notes	1.600%	8/12/28	$1,400,000	$1,203,744
Microchip Technology Inc., Senior Notes	0.983%	9/1/24	1,490,000	1,419,508
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	982,448

Total Semiconductors & Semiconductor Equipment				5,131,500

Software - 0.5%
Oracle Corp., Senior Notes	3.400%	7/8/24	1,980,000	1,942,893

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	1.400%	8/5/28	2,380,000	2,047,837

TOTAL INFORMATION TECHNOLOGY				10,362,924

MATERIALS - 2.0%
Chemicals - 0.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	1,210,000	1,161,677	(a)

Metals & Mining - 1.0%
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,630,000	1,508,778	(a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,030,000	934,046	(a)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	1,040,000	1,059,974
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	620,000	587,779

Total Metals & Mining				4,090,577

Paper & Forest Products - 0.7%
Fibria Overseas Finance Ltd., Senior Notes	5.500%	1/17/27	1,060,000	1,058,878
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,200,000	1,066,214	(a)
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,100,000	1,048,119	(a)

Total Paper & Forest Products				3,173,211

TOTAL MATERIALS				8,425,465

REAL ESTATE - 0.1%
Health Care REITs - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	430,000	375,081	(a)

UTILITIES - 0.8%
Electric Utilities - 0.8%
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	1,110,000	1,076,595	(a)
NextEra Energy Capital Holdings Inc., Senior Notes	5.749%	9/1/25	240,000	240,686
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,360,000	1,347,573	(a)
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	910,000	870,974

TOTAL UTILITIES				3,535,828

TOTAL CORPORATE BONDS & NOTES (Cost - $241,997,436)				228,221,372

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	9

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 17.8%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. Term SOFR + 0.819%)	6.134%	10/25/35	$493,848	$458,040	(b)
AMMC CLO Ltd., 2020-23A A1R (3 mo. Term SOFR + 1.302%)	6.610%	10/17/31	3,120,000	3,105,281	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	600,000	549,805	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	822,317	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. Term SOFR + 1.462%)	6.841%	11/20/30	540,000	538,558	(a)(b)
Barings Private Credit Corp. CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.400%)	7.807%	7/15/31	620,000	620,000	(a)(b)
Bayview Financial Mortgage Pass-Through Trust, 2006-A M3 (1 mo. Term SOFR + 1.089%)	6.410%	2/28/41	11,472	11,476	(b)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. Term SOFR + 1.312%)	6.657%	4/24/29	377,972	377,741	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. Term SOFR + 1.262%)	6.588%	4/20/31	625,340	623,761	(a)(b)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.578%	8/19/38	1,250,000	1,215,938	(a)(b)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	240,774	206,046	(a)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	507,948	489,126	(a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	2,570,000	2,399,248	(a)
Cerberus Loan Funding LP, 2020-1A A (3 mo. Term SOFR + 2.112%)	7.420%	10/15/31	253,686	253,578	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. Term SOFR + 1.272%)	6.605%	4/23/29	186,481	186,223	(a)(b)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,024,744	850,906	(a)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	444,417	363,001	(a)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	8.531%	8/9/24	925,000	898,269	(a)(b)
Cutwater Ltd., 2015-1A AR (3 mo. Term SOFR + 1.482%)	6.790%	1/15/29	149,198	149,231	(a)(b)
ECMC Group Student Loan Trust, 2016-1A A (30 Day Average SOFR + 1.464%)	6.744%	7/26/66	1,630,512	1,631,772	(a)(b)
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	1,280,000	1,276,208	(a)
GM Financial Revolving Receivables Trust, 2021-1 A	1.170%	6/12/34	5,500,000	4,862,347	(a)
GoldenTree Loan Opportunities Ltd., 2014-9A BR2 (3 mo. Term SOFR + 1.862%)	7.231%	10/29/29	650,000	650,219	(a)(b)

See Notes to Schedule of Investments.

10	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. Term SOFR + 1.912%)	7.281%	2/5/31	$1,480,000	$1,433,028	(a)(b)
Golub Capital Partners CLO Ltd., 2020-47A A1 (3 mo. Term SOFR + 1.942%)	7.311%	5/5/32	1,220,000	1,225,641	(a)(b)
Golub Capital Partners CLO Ltd., 2020-49A AR (3 mo. USD LIBOR + 1.530%)	7.118%	8/26/33	690,000	682,389	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS A	2.310%	10/20/48	807,853	624,650	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	7.378%	12/20/29	1,110,921	1,109,923	(a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.445%	7/15/39	1,280,000	1,263,399	(a)(b)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.890%)	7.241%	4/26/31	1,017,000	1,011,658	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.848%	1/20/30	303,624	303,898	(a)(b)
Grippen Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.562%)	7.888%	1/20/30	820,000	819,567	(a)(b)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	400,000	378,857	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	1,500,000	1,324,085	(a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.000%)	6.427%	9/17/36	1,106,273	1,082,279	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	496,654	407,755	(a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. Term SOFR + 0.864%)	6.179%	10/25/35	534,483	517,861	(b)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	6.498%	2/15/39	1,300,000	1,283,905	(a)(b)
Long Beach Mortgage Loan Trust, 2004-5 A5 (1 mo. Term SOFR + 0.674%)	5.989%	9/25/34	206,707	204,203	(b)
M&T Equipment Notes, 2023-1A A4	5.750%	7/15/30	1,270,000	1,266,757	(a)
Madison Park Funding Ltd., 2019-35A A1R (3 mo. Term SOFR + 1.252%)	6.578%	4/20/32	760,000	756,288	(a)(b)
Magnetite Ltd., 2015-14RA A2 (3 mo. Term SOFR + 1.382%)	6.692%	10/18/31	530,000	530,029	(a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.506%	10/16/36	1,160,000	1,148,099	(a)(b)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.170%	7/15/29	500,000	493,104	(a)(b)
Midocean Credit CLO, 2018-8A A1R (3 mo. Term SOFR + 1.312%)	6.691%	2/20/31	1,540,920	1,540,814	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	11

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Midocean Credit CLO, 2018-9A B (3 mo. Term SOFR + 2.012%)	7.338%	7/20/31	$2,020,000	$1,982,978	(a)(b)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. Term SOFR + 0.694%)	6.009%	2/25/36	929,399	910,633	(b)
MVW LLC, 2020-1A A	1.740%	10/20/37	605,025	556,232	(a)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	44,255	42,614	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	6.325%	1/15/43	156,691	155,743	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (30 Day Average SOFR + 0.714%)	6.002%	4/25/40	792,328	766,730	(b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	6.002%	12/26/69	587,208	581,034	(a)(b)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	6.002%	9/25/42	330,413	322,557	(a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.458%	4/20/62	1,550,000	1,530,329	(a)(b)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	6.168%	4/20/62	1,140,655	1,122,655	(a)(b)
Neuberger Berman CLO Ltd., 2014-17A BR2 (3 mo. Term SOFR + 1.762%)	7.107%	4/22/29	750,000	743,370	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	6.359%	8/25/34	386,673	382,887	(b)
NovaStar Mortgage Funding Trust, 2003-1 M1 (1 mo. Term SOFR + 1.539%)	6.854%	5/25/33	147,439	136,669	(b)
NovaStar Mortgage Funding Trust, 2003-3 A1 (1 mo. Term SOFR + 0.824%)	6.139%	12/25/33	907,320	877,453	(b)
Octagon Investment Partners Ltd., 2012-1A AARR (3 mo. Term SOFR + 1.212%)	6.520%	7/15/29	544,792	543,185	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.631%	2/14/31	260,000	258,698	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.679%	5/23/31	754,475	753,559	(a)(b)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. Term SOFR + 0.894%)	6.209%	11/25/34	294,197	287,614	(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	228,668	183,407
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	1,500,000	1,389,962	(a)
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	6.838%	10/20/31	1,591,248	1,581,996	(a)(b)

See Notes to Schedule of Investments.

12	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. Term SOFR + 0.994%)	3.927%	8/25/33	$190,352	$171,385	(b)
RR Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.352%)	6.660%	1/15/30	584,859	584,137	(a)(b)
Saranac CLO Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	7.370%	6/22/30	1,100,000	1,079,473	(a)(b)
Silver Rock CLO Ltd., 2020-1A A (3 mo. Term SOFR + 1.912%)	7.238%	10/20/31	420,000	420,575	(a)(b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. USD LIBOR + 0.270%)	5.822%	12/15/39	1,180,632	1,134,894	(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.175%	10/15/41	1,320,312	1,397,193	(a)(b)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	6.222%	12/17/68	659,674	654,721	(a)(b)
SLM Student Loan Trust, 2005-4 B (90 Day Average SOFR + 0.442%)	5.496%	7/25/55	159,990	150,064	(b)
SLM Student Loan Trust, 2005-7 A4 (90 Day Average SOFR + 0.412%)	5.466%	10/25/29	46,707	46,617	(b)
SLM Student Loan Trust, 2006-2 A6 (90 Day Average SOFR + 0.432%)	5.486%	1/25/41	642,563	616,010	(b)
SLM Student Loan Trust, 2013-1 A3 (30 Day Average SOFR + 0.664%)	5.952%	5/26/55	723,439	703,247	(b)
SLM Student Loan Trust, 2013-6 A3 (30 Day Average SOFR + 0.764%)	6.052%	6/26/28	763,401	742,314	(b)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. Term SOFR + 1.564%)	6.875%	2/17/32	66,597	66,635	(a)(b)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	352,670	304,264	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	486,892	431,081	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	6.225%	1/15/53	2,385,045	2,339,632	(a)(b)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	481,383	431,707	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,086,229	987,413	(a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	535,504	470,223	(a)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	6.408%	1/17/32	816,597	811,626	(a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	886,536	770,261	(a)
Voya CLO Ltd., 2016-3A A1R (3 mo. Term SOFR + 1.452%)	6.762%	10/18/31	250,000	249,643	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	13

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Voya CLO Ltd., 2018-4A A1AR (3 mo. Term SOFR + 1.302%)	6.610%	1/15/32	$350,000	$348,473	(a)(b)
VSE VOI Mortgage LLC, 2018-A A	3.560%	2/20/36	731,945	709,262	(a)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. Term SOFR + 1.392%)	6.737%	7/24/32	1,040,000	1,033,841	(a)(b)
Whitehorse Ltd., 2018-12A A (3 mo. Term SOFR + 1.512%)	6.820%	10/15/31	300,000	298,611	(a)(b)
Woodmont Trust, 2023-12A A1A (3 mo. Term SOFR + 2.500%)	7.620%	7/25/31	500,000	501,852	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $77,612,901)				74,512,739

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 14.5%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 0.930%)	6.246%	9/15/34	500,000	486,736	(a)(b)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	305,275	251,426	(a)(b)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.300%	10/15/38	1,890,000	1,726,281	(a)(b)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.508%	11/17/38	724,204	709,163	(a)(b)
BDS, 2021-FL8 A (1 mo. Term SOFR + 1.034%)	6.346%	1/18/36	666,826	659,393	(a)(b)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.147%	9/15/54	12,372,568	646,493	(b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	504,070
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	850,000	872,740	(b)
Benchmark Mortgage Trust, 2023-V3 XA, IO	1.054%	7/15/56	20,910,429	721,351	(b)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.857%	7/15/35	910,000	894,809	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	337,821	315,301	(a)(b)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,070,000	890,621	(a)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. Term SOFR + 0.964%)	6.274%	11/15/38	1,210,000	1,188,986	(a)(b)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. Term SOFR + 1.035%)	6.345%	12/15/38	110,000	107,860	(a)(b)
BX Commercial Mortgage Trust, 2021-SOAR A (1 mo. Term SOFR + 0.784%)	6.095%	6/15/38	1,021,245	1,002,351	(a)(b)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	6.125%	9/15/36	1,460,000	1,422,348	(a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	6.300%	1/17/39	1,570,000	1,535,618	(a)(b)

See Notes to Schedule of Investments.

14	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.729%	8/25/35	$1,144	$1,069	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	6.009%	10/25/35	4,691	4,339	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. Term SOFR + 0.314%)	5.629%	1/25/36	1,783	1,602	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	900,076	772,233	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	301,623
CSMC Trust, 2019-AFC1 A1 (2.573% to 8/1/23 then 3.573%)	3.573%	7/25/49	101,014	92,903	(a)
CSMC Trust, 2019-AFC1 A2 (2.776% to 8/25/23 then 3.776%)	3.776%	7/25/49	222,106	204,361	(a)
CSMC Trust, 2019-AFC1 A3 (2.877% to 8/1/23 then 3.877%)	3.877%	7/25/49	222,106	203,819	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,242,362	(a)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	355,468	329,339	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. Term SOFR + 3.614%)	8.925%	12/15/35	310,000	309,700	(a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	415,403	313,486	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	415,403	310,343	(a)(b)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	508,262	418,948	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	862,711	670,057	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	500,938	413,295	(a)(b)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	688,161	651,043	(a)(b)
Deephaven Residential Mortgage Trust, 2020-2 A2	2.594%	5/25/65	44,073	43,801	(a)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,630,937	1,438,023	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	633,411	507,713	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	332,851	276,369	(a)(b)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. Term SOFR + 0.815%)	6.126%	11/15/38	1,220,000	1,195,310	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (30 Day Average SOFR + 0.764%)	5.866%	8/25/29	1,200,000	1,197,929	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	15

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (30 Day Average SOFR + 0.564%)	5.852%	9/25/49	$712,533	$684,032	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC (30 Day Average SOFR + 0.464%)	5.653%	11/15/40	287	287	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (30 Day Average SOFR + 1.964%)	7.252%	2/25/50	439,814	441,274	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	7.388%	10/25/33	850,000	842,150	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	3.072%	6/1/28	87	87	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.588%	8/25/33	346,259	347,109	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (30 Day Average SOFR + 5.364%)	10.652%	10/25/23	100,090	100,785	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (30 Day Average SOFR + 4.514%)	9.802%	1/25/24	159,742	161,764	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (30 Day Average SOFR + 2.714%)	8.002%	5/25/24	559,525	563,875	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (30 Day Average SOFR + 5.114%)	10.402%	11/25/24	2,666	2,694	(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2C (30 Day Average SOFR + 2.264%)	7.552%	10/25/30	320,000	321,436	(a)(b)
Federal National Mortgage Association (FNMA) REMIC, 1997-20 F	3.251%	3/25/27	1,465	1,448	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	86,034	83,978	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.686%	3/25/42	612,134	584,061	(b)

See Notes to Schedule of Investments.

16	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	4.324%	8/25/43	$372,728	$362,980	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.962%	8/25/42	293,776	279,475	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (30 Day Average SOFR + 0.514%)	5.802%	5/25/42	53,568	53,338	(b)
GCAT Trust, 2020-NQM1 A3	2.554%	1/25/60	1,006,253	940,172	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.718%	2/20/61	48,525	48,289	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	5.655%	3/20/63	178,862	176,899	(b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. Term SOFR + 1.114%)	4.948%	3/20/66	1,538,287	1,533,358	(b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. Term SOFR + 0.614%)	5.718%	7/20/67	762,969	759,729	(b)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.551%	4/20/70	2,700,905	2,621,730	(b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	5.277%	9/20/71	3,168,895	3,120,455	(b)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	5.778%	3/20/24	55,353	55,358	(a)(b)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	6.375%	10/15/36	1,110,000	1,057,735	(a)(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. Term SOFR + 0.854%)	6.168%	6/20/35	225,188	205,554	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	6.328%	6/20/35	185,068	167,942	(b)
Impac CMB Trust, 2005-7 A1 (1 mo. Term SOFR + 0.634%)	5.949%	11/25/35	164,416	143,592	(b)
IndyMac INDX Mortgage Loan Trust, 2005- AR31 2A1	4.204%	1/25/36	399,482	363,986	(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.381%	3/25/50	308,734	276,193	(a)(b)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	936,411	861,505	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	17

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	$610,484	$572,308	(a)
Legacy Mortgage Asset Trust, 2021-GS5 A1, Step Bond (2.250% to 11/25/24 then 5.250%)	2.250%	7/25/67	1,281,996	1,199,354	(a)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	538,224	510,924	(a)(b)
Mill City Mortgage Trust, 2015-2 M3	3.705%	9/25/57	960,000	929,645	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	372,607	357,170
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.022%)	6.333%	11/15/34	173,277	171,570	(a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	132,983	122,643	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	90,244	82,563	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	274,942	259,198	(a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	834,682	682,525	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. Term SOFR + 0.774%)	5.759%	8/25/35	92,469	83,168	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	227,178	215,101
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	679,660	531,742	(a)(b)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	685,624	527,432	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	912,250	685,064	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	880,886	707,445	(a)(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.909%	10/15/36	985,447	961,114	(a)(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. Term SOFR + 3.864%)	9.193%	5/30/25	152,794	152,644	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.118%	11/27/31	135,527	133,476	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	215,029	176,388	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,131,445	892,105	(a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	6,498	2,667
Ready Capital Mortgage Financing LLC, 2021- FL6 A (1 mo. Term SOFR + 1.064%)	6.379%	7/25/36	911,932	895,116	(a)(b)
Residential Asset Securitization Trust, 2003- A11 A2, PAC (1 mo. Term SOFR + 0.564%)	5.879%	11/25/33	27,329	26,668	(b)

See Notes to Schedule of Investments.

18	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	6.574%	5/15/38	$920,000	$836,114	(a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.311%	1/15/39	1,560,000	1,527,734	(a)(b)
Structured ARM Loan Trust, 2004-2 1A1	4.953%	3/25/34	76,902	69,568	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.864%	6/25/35	306,420	271,333	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. Term SOFR + 1.164%)	6.481%	11/11/34	291,629	288,908	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	134,680	127,722	(a)(b)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	960,000	845,719	(a)(b)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. Term SOFR + 2.264%)	7.579%	10/25/48	1,460,000	1,468,670	(a)(b)
Towd Point Mortgage Trust, 2019-HY2 M2 (1 mo. Term SOFR + 2.014%)	7.329%	5/25/58	1,260,000	1,255,754	(a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	6.009%	7/25/45	1,003,673	928,411	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	6.149%	7/25/45	321,682	299,574	(b)
Wells Fargo Commercial Mortgage Trust, 2015- NXS3 ASB	3.371%	9/15/57	75,660	72,964

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $65,821,140)				60,868,985

MORTGAGE-BACKED SECURITIES - 4.6%
FHLMC - 2.5%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	1,973,713	1,820,206
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.630%)	3.265%	1/1/49	4,331,332	4,060,824	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.184%)	1.779%	8/1/51	5,296,154	4,695,618	(b)

Total FHLMC				10,576,648

FNMA - 2.0%
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	1,466,992	1,364,360
Federal National Mortgage Association (FNMA)	3.000%	4/1/38 - 2/1/40	1,774,288	1,641,077
Federal National Mortgage Association (FNMA)	4.500%	11/1/38 - 1/1/59	994,353	965,699

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	19

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	$4,240,150	$4,188,394
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.308%	9/1/37	258,151	258,322	(b)

Total FNMA				8,417,852

GNMA - 0.1%
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	24,191	22,186
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	151,013	127,343

Total GNMA				149,529

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $20,940,005)				19,144,029

SENIOR LOANS - 2.3%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
Charter Communications Operating LLC, Term Loan B1	7.081 - 7.116%	4/30/25	759,414	760,538	(b)(e)(f)
Charter Communications Operating LLC, Term Loan B2	7.081 - 7.116%	2/1/27	492,327	490,730	(b)(e)(f)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.946%	9/18/26	493,015	494,488	(b)(e)(f)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.925%	1/31/28	590,000	574,660	(b)(e)(f)

TOTAL COMMUNICATION SERVICES				2,320,416

CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.182%	9/23/26	606,677	607,529	(b)(e)(f)

Hotels, Restaurants & Leisure - 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	7.196%	11/19/26	58,388	58,137	(b)(e)(f)

Specialty Retail - 0.4%
Great Outdoors Group LLC, Term Loan B2 (1 mo. Term SOFR + 3.864%)	9.196%	3/6/28	488,788	488,177	(b)(e)(f)

See Notes to Schedule of Investments.

20	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - (continued)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.196%	10/19/27	$487,469	$485,814	(b)(e)(f)
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 3.512%)	8.881%	2/17/28	515,273	514,629	(b)(e)(f)(g)

Total Specialty Retail				1,488,620

TOTAL CONSUMER DISCRETIONARY				2,154,286

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	7.431%	8/4/28	538,972	538,444	(b)(e)(f)

FINANCIALS - 0.5%
Financial Services - 0.4%
Hudson River Trading LLC, Term Loan (3 mo. Term SOFR + 3.262%)	8.631%	3/20/28	541,688	535,786	(b)(e)(f)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	7.538%	11/5/28	550,000	550,687	(b)(e)(f)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.420%	1/13/29	544,500	542,186	(b)(e)(f)

Total Financial Services				1,628,659

Insurance - 0.1%
Asurion LLC, New Term Loan B9 (3 mo. USD LIBOR + 3.250%)	8.788%	7/31/27	541,688	522,219	(b)(e)(f)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.681%	8/21/28	47,990	46,454	(b)(e)(f)

Total Insurance				568,673

TOTAL FINANCIALS				2,197,332

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. Term SOFR + 2.100%)	7.431%	11/15/27	468,636	463,511	(b)(e)(f)

Pharmaceuticals - 0.1%
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. Term SOFR + 3.614%)	8.946%	5/5/28	441,613	442,165	(b)(e)(f)

TOTAL HEALTH CARE				905,676

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
APi Group DE Inc., Initial Term Loan (1 mo. Term SOFR + 2.614%)	7.946%	10/1/26	450,560	452,090	(b)(e)(f)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	21

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ground Transportation - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.000%)	7.342%	12/30/26	$818,522	$819,594	(b)(e)(f)

TOTAL INDUSTRIALS				1,271,684

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.331%	10/16/26	488,636	487,618	(b)(e)(f)

TOTAL SENIOR LOANS (Cost - $9,927,716)				9,875,456

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.8%
U.S. Government Obligations - 0.8%
Federal Farm Credit Banks Funding Corp., Bonds	3.375%	8/26/24	620,000	608,075
U.S. Treasury Notes	4.000%	2/29/28	70,000	69,144
U.S. Treasury Notes	3.625%	5/31/28	2,820,000	2,742,946

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,495,915)				3,420,165

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.2%
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	169	422,500	497,494
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	88	220,000	77,550
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	208	520,000	221,000

TOTAL PURCHASED OPTIONS (Cost - $451,889)				796,044

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $420,247,002)				396,838,790

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.2%
COMMERCIAL PAPER - 3.5%
BPCE SA	6.047%	4/17/24	5,000,000	4,818,875	(h)
MUFG Bank Ltd.	5.941%	4/12/24	5,000,000	4,825,719	(h)
Societe Generale SA	6.055%	4/18/24	5,000,000	4,817,895	(h)

TOTAL COMMERCIAL PAPER (Cost - $14,463,715)				14,462,489

See Notes to Schedule of Investments.

22	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,933,113)	5.261%	2,933,113	$2,933,113	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $17,396,828)			17,395,602

TOTAL INVESTMENTS - 98.8% (Cost - $437,643,830)			414,234,392
Other Assets in Excess of Liabilities - 1.2%			5,107,605

TOTAL NET ASSETS - 100.0%			$419,341,997

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Rate shown represents yield-to-maturity.

(i)	Rate shown is one-day yield as of the end of the reporting period.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2023, the total market value of investments in Affiliated Companies was $2,933,113 and the cost was $2,933,113 (Note 2).

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	23

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At August 31, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	$96.250	169	$422,500	$(210,194)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500	169	422,500	(301,031)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	176	440,000	(45,100)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	416	1,040,000	(140,400)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $397,122)					$(696,725)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At August 31, 2023, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
3-Month SOFR	215	3/25	$51,606,894	$51,508,625	$(98,269)
3-Month SOFR	93	3/26	22,393,229	22,414,162	20,933

					(77,336)

Contracts to Sell:
3-Month SOFR	27	3/24	6,391,743	6,385,500	6,243
U.S. Treasury 2-Year Notes	239	12/23	48,573,435	48,709,320	(135,885)
U.S. Treasury 5-Year Notes	1,063	12/23	112,881,307	113,657,959	(776,652)

See Notes to Schedule of Investments.

24	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Sell continued
U.S. Treasury 10-Year Notes	55	12/23	$6,051,336	$6,106,719	$(55,383)
U.S. Treasury Long-Term Bonds	13	12/23	1,559,368	1,581,937	(22,569)
U.S. Treasury Ultra Long- Term Bonds	2	12/23	253,325	258,938	(5,613)

					(989,859)

Net unrealized depreciation on open futures contracts					$(1,067,195)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At August 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$103,522,000	1/31/24	5.410%	Daily U.S. Federal Funds Intraday Effective Rate	$3,388	—	$3,388
	18,886,000	10/14/24	Daily SOFR Compound annually	2.770% annually	(515,027)	$229	(515,256)
	7,856,000	10/14/27	2.600% annually	Daily SOFR Compound annually	451,295	2,568	448,727
	28,930,000	2/29/28	Daily SOFR Compound annually	4.000% annually	16,619	6,100	10,519
	8,412,000	9/30/29	3.250% annually	Daily SOFR Compound annually	309,071	4,288	304,783

Total	$167,606,000				$265,346	$13,185	$252,161

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	25

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.40 Index	$22,000,000	6/20/28	1.000% quarterly	$(340,808)	$(308,715)	$(32,093)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

26	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

27

Notes to Schedule of Investments (unaudited) (cont’d)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$228,221,372	—	$228,221,372
Asset-Backed Securities	—	74,512,739	—	74,512,739
Collateralized Mortgage Obligations	—	60,868,985	—	60,868,985
Mortgage-Backed Securities	—	19,144,029	—	19,144,029
Senior Loans:
Consumer Discretionary	—	1,639,657	$514,629	2,154,286
Other Senior Loans	—	7,721,170	—	7,721,170
U.S. Government & Agency Obligations	—	3,420,165	—	3,420,165
Purchased Options	$796,044	—	—	796,044

Total Long-Term Investments	796,044	395,528,117	514,629	396,838,790

Short-Term Investments†:
Commercial Paper	—	14,462,489	—	14,462,489
Money Market Funds	2,933,113	—	—	2,933,113

Total Short-Term Investments	2,933,113	14,462,489	—	17,395,602

Total Investments	$3,729,157	$409,990,606	$514,629	$414,234,392

Other Financial Instruments:
Futures Contracts††	$27,176	—	—	$27,176
Centrally Cleared Interest Rate Swaps††	—	$767,417	—	767,417

Total Other Financial Instruments	$27,176	$767,417	—	$794,593

Total	$3,756,333	$410,758,023	$514,629	$415,028,985

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$696,725	—	—	$696,725
Futures Contracts††	1,094,371	—	—	1,094,371
Centrally Cleared Interest Rate Swaps††	—	$515,256	—	515,256
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	32,093	—	32,093

Total	$1,791,096	$547,349	—	$2,338,445

29

Notes to Schedule of Investments (unaudited) (cont’d)

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2023. The following transactions were effected in such company for the period ended August 31, 2023.

	Affiliate Value at May 31,	Purchased		Sold		Realized	Dividend	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at August 31,
	2023	Cost	Shares	Proceeds	Shares	Gain (Loss)	Income	(Depreciation)	2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$69,439,837	69,439,837	$66,506,724	66,506,724	—	$234,297	—	$2,933,113

30